Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
Future Minimum Lease Payments for Operating Leases	Future minimum lease payments for operating leases as of December 31, 2012 are as follows:

YEAR ENDING DECEMBER 31,
2013	$37
2014 and thereafter	—

Total	$37